Investment in associate, Continuity of Investment in Associate (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Continuity Investment in Associate [Abstract]
Company's share of loss	$ (106,850)	$ 0	$ (106,850)	$ 0
Monroe Sequestration Partners ("MSP") [Member]
Continuity Investment in Associate [Abstract]
Beginning balance			0
Investment by the Company			1,220,000
Company's share of loss			(106,850)
Ending balance	$ 1,113,150		$ 1,113,150